ACCOUNT RECEIVABLES - THIRD PARTIES, NET - Movement (Details) - Nonrelated Party $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Movement of the allowance for credit losses
Balance as of January 1, 2024	$ 383
Provisions	3,219
Foreign currency translation adjustment	(47)
Balance as of December 31, 2024	$ 3,555